Cashflows From Disposaled subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Cashflows From Disposaled subsidiaries [Abstract]
Consideration received in cash	₩ 389	₩ 4	₩ 160
Less: cash and cash equivalents held by disposed subsidiaries	(1,656)	(97)	(175)
Net cash flow	₩ (1,267)	₩ (93)	₩ (15)